SHARE-BASED PAYMENTS - Summary of Awards Outstanding (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2021 shares	Sep. 30, 2021 shares	Jul. 31, 2021 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
NUMBER OF AWARDS
Granted (in shares)	120,000	10,000		875,544	4,186,770
Forfeited (in shares)				(19,330)	(20,000)
Exercised (in shares)				2,114,744
Exercisable (in shares)				376,563
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Exercisable (in usd per share) | $ / shares				$ 6.73
Plan and Founders Award
NUMBER OF AWARDS
Period start, outstanding (in shares)				4,911,770	745,000	0
Granted (in shares)			4,056,770	875,544	4,186,770	745,000
Forfeited (in shares)				(19,330)	(20,000)
Repurchased (in shares)				(200,000)
Exercised (in shares)				5,000
Period end, outstanding (in shares)				5,562,984	4,911,770	745,000
Exercisable (in shares)					127,188	0
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share) | $ / shares				$ 7.49	$ 3.52	$ 0
Granted (in usd per share) | $ / shares				9.89	8.18	3.52
Forfeited (in usd per share) | $ / shares				9.89	3.52
Repurchased (in usd per share) | $ / shares				3.52
Exercised (in usd per share) | $ / shares				3.52
Period end, exercise price (in usd per share) | $ / shares				$ 8.03	7.49	3.52
Exercisable (in usd per share) | $ / shares					$ 3.52	$ 0